UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period: 05/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2008 (Unaudited)

DWS New York Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 92.0%
New York 81.2%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peters Hospital Project, Series A:
5.25%, 11/15/2027	1,000,000	1,003,670
5.75%, 11/15/2022	1,000,000	1,057,500
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, 8.25%, 11/15/2030	2,000,000	2,277,380
Buffalo, NY, Core City General Obligation, Series A, 5.375%, 2/1/2016 (a)	1,020,000	1,066,583
Buffalo, NY, Other General Obligation, School Improvement, Series D, 5.5%, 12/15/2015 (a)	1,000,000	1,069,570
Chautauqua County, NY, County General Obligation, ETM, 7.3%, 4/1/2009 (a)	575,000	600,588
Erie County, NY, County General Obligation, Public Improvement, 6.125%, 1/15/2012 (a)	590,000	640,764
Erie County, NY, Public Improvements, Series A, 5.0%, 12/1/2017 (a)	2,615,000	2,786,544

Haverstraw-Stony Point, NY, Central School District, 5.0%, 10/15/2021 (a)	4,500,000	4,856,760
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters:
5.25%, 10/1/2035	5,000,000	5,230,750
5.5%, 10/1/2037	2,500,000	2,711,425
Long Island, NY, Electric System Revenue, Power Authority:
Zero Coupon, 6/1/2012 (a)	10,000,000	8,764,100
Zero Coupon, 6/1/2014 (a)	2,115,000	1,700,714
Metropolitan Transportation Authority, NY, Revenue, Series A, 5.0%, 11/15/2022 (a)	1,575,000	1,683,911
Monroe County, NY, General Obligation, Public Improvement:
6.0%, 3/1/2013 (a)	1,050,000	1,184,683
6.0%, 3/1/2014 (a)	1,040,000	1,190,665
6.0%, 3/1/2015 (a)	1,250,000	1,451,912
6.0%, 3/1/2017 (a)	1,410,000	1,678,619
6.0%, 3/1/2018 (a)	1,130,000	1,350,700
Montgomery, NY, School District General Obligation, Valley Central School District, 7.15%, 6/15/2008 (a)	625,000	626,363
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam At Harborside, Series A, 6.5%, 1/1/2027	1,750,000	1,726,672
Nassau County, NY, Sewer & Storm Water Finance Authority System Revenue, Series B, 5.0%, 10/1/2023 (a)	500,000	517,800
New York, Higher Education Revenue, Dormitory Authority:
Series C, Prerefunded, 7.375%, 5/15/2010	215,000	226,051
Series C, 7.375%, 5/15/2010	230,000	250,311
Series B, Prerefunded, 7.5%, 5/15/2011	325,000	349,294
Series B, 7.5%, 5/15/2011	295,000	330,465
New York, Higher Education Revenue, Dormitory Authority, Colgate University:
6.0%, 7/1/2016 (a)	900,000	1,010,979
6.0%, 7/1/2021 (a)	850,000	984,173
New York, Higher Education Revenue, Dormitory Authority, Fordham University, 7.2%, 7/1/2015 (a)	45,000	45,200
New York, Higher Education Revenue, Dormitory Authority, Green Chimneys School, Series A, 5.5%, 7/1/2018 (a)	1,375,000	1,420,169
New York, Higher Education Revenue, Dormitory Authority, New York University:
Series 2, 5.5%, 7/1/2016 (a)	1,000,000	1,062,360
Series A, 5.75%, 7/1/2027 (a) (b)	3,000,000	3,451,650
New York, Higher Education Revenue, Dormitory Authority, Pace University:
6.5%, 7/1/2009 (a)	5,000	5,225
6.5%, 7/1/2011 (a)	760,000	838,295
6.5%, 7/1/2012 (a)	500,000	562,100
New York, Higher Education Revenue, Dormitory Authority, Yeshiva University, 5.375%, 7/1/2016 (a)	1,000,000	1,058,420
New York, Higher Education Revenue, Urban Development Corp., Syracuse University, Center for Science and Technology:
5.5%, 1/1/2015	4,500,000	4,918,050
5.5%, 1/1/2017	4,890,000	5,410,932
New York, Hospital & Healthcare Revenue, Dormitory Authority, Mt. Sinai School of Medicine, Series B, 5.7%, 7/1/2011 (a)	1,075,000	1,109,389
New York, Hospital & Healthcare Revenue, Dormitory Authority, Sloan Kettering Institute, Series C, 5.5%, 7/1/2023 (a)	3,000,000	3,322,380
New York, Housing Finance Agency, State University Construction, Series A, ETM, 8.0%, 5/1/2011	140,000	152,558
New York, Sales & Special Tax Revenue, Local Government Assistance Corp.:
Series E, 5.25%, 4/1/2016 (a)	1,185,000	1,300,277
Series C, 5.5%, 4/1/2017	6,000,000	6,765,420
New York, Sales & Special Tax Revenue, Metropolitan Transportation Authority, Series A, Prerefunded, 5.25%, 4/1/2016 (a)	2,000,000	2,241,280
New York, Sales Tax Asset Receivable Corp.:
Series A, 5.0%, 10/15/2026 (a)	5,000,000	5,193,100
Series A, 5.0%, 10/15/2029 (a)	5,000,000	5,156,550

New York, Seneca Nation Indians, Capital Improvements Authority Revenue, Special Obligation, Series A, 144A, 5.25%, 12/1/2016	2,500,000	2,523,025
New York, State Agency General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.625%, 7/1/2016 (a)	1,100,000	1,224,751
Series A, 5.75%, 7/1/2009 (a)	1,000,000	1,015,760
Series A, 5.75%, 7/1/2013 (a)	4,100,000	4,414,798
5.75%, 7/1/2018 (a)	2,250,000	2,559,465
New York, State Agency Revenue Lease, Urban Development Corp., Correctional Facilities, Series A, 5.5%, 1/1/2014 (a)	2,000,000	2,165,420
New York, State Dormitory Authority Revenue, Series A-1, 5.0%, 8/15/2025 (a)	2,175,000	2,246,275
New York, State Dormitory Authority Revenue, Columbia University, Series B, 5.0%, 7/1/2015	5,790,000	6,411,093
New York, State Dormitory Authority Revenue, Mental Health Services Facilities Improvement, Series D, 5.0%, 8/15/2018 (a)	3,120,000	3,301,615
New York, State Dormitory Authority Revenue, Montefiore Hospital, 5.0%, 8/1/2023 (a)	3,000,000	3,059,430
New York, State Dormitory Authority Revenue, New York University, Series A, 5.0%, 7/1/2022 (a)	2,000,000	2,085,960
New York, State Dormitory Authority Revenue, Non-State Supported Debt, NYU Hospital Center, Series B, 5.25%, 7/1/2024	1,000,000	973,480
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Orange Regional Medical Center, 6.125%, 12/1/2029	3,000,000	3,016,380
New York, State Dormitory Authority Revenue, State Personal Income Tax, Series A, 5.0%, 3/15/2021	5,000,000	5,355,000
New York, State General Obligation Lease, Dormitory Authority, City University System:
Series A, 5.75%, 7/1/2018 (a)	2,000,000	2,242,000
Series D, ETM, 7.0%, 7/1/2009	645,000	662,396
New York, State General Obligation Lease, Dormitory Authority, Judicial Facilities, ETM, 7.375%, 7/1/2016 (a)	85,000	98,852
New York, State General Obligation Lease, Dormitory Authority, State University Educational Facilities, 5.875%, 5/15/2017 (a)	2,325,000	2,643,339
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	2,260,000	2,509,368
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.5%, 6/1/2019	6,000,000	6,357,000
New York, State Housing Finance Agency, State Personal Income Tax Revenue, Economic Development & Housing, Series A, 5.0%, 9/15/2030 (a)	4,000,000	4,094,480
New York, State Thruway Authority Highway & Bridge Trust Fund, Series B, 5.0%, 4/1/2021 (a)	10,000,000	10,562,100
New York, State Urban Development Corp. Revenue, Personal Income Tax:
Series A-1, 5.0%, 12/15/2021 (a)	5,000,000	5,292,650
Series B, 5.0%, 3/15/2023	45,000	47,723
New York, Tobacco Settlement Financing Corp., Series B-1C, 5.5%, 6/1/2019	5,000,000	5,297,500
New York, Transportation/Tolls Revenue, General Improvements, Triborough Bridge and Tunnel Authority:
Series B, 5.0%, 11/15/2021	6,000,000	6,287,880
Series A, 5.25%, 1/1/2018	2,000,000	2,109,000
New York, Transportation/Tolls Revenue, Metropolitan Transportation Authority, Series C, Prerefunded, 5.125%, 7/1/2013 (a)	4,000,000	4,335,607
New York, Transportation/Tolls Revenue, Triborough Bridge and Tunnel Authority, Series Y, ETM, 6.125%, 1/1/2021	7,205,000	8,655,655
New York, Water & Sewer Revenue, Environmental Facilities Corp., Riverbank State Park, 6.25%, 4/1/2012 (a)	3,695,000	3,962,592
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds:
Series C, 5.25%, 6/15/2015	5,330,000	5,658,061
Series B, 5.25%, 6/15/2016	6,000,000	6,435,960
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.5%, 6/15/2014	90,000	90,309
New York & New Jersey, Port Authority, Series 2232, 144A, AMT, 2.12% *, 4/15/2015 (a)	8,995,000	8,995,000

New York & New Jersey, Port Authority, One Hundred Forty-Sixth, AMT, 5.0%, 12/1/2021 (a)	5,930,000	6,053,522
New York City, NY, Housing Development Corp. Revenue, NYC Housing Authority Project, Series A, 5.0%, 7/1/2025 (a)	2,100,000	2,136,246
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	2,000,000	2,024,040
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT, 7.75%, 8/1/2031	3,500,000	3,325,035
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C, 5.0%, 5/1/2017	4,000,000	4,120,800
New York, NY, Airport Revenue, Industrial Development Agency, Japan Air Lines, AMT, 6.0%, 11/1/2015 (a)	595,000	602,449
New York, NY, Core City General Obligation, Series D, 5.25%, 2/1/2021 (a)	4,000,000	4,229,160
New York, NY, Core City General Obligation, Transitional Finance Authority, Series B, 5.5%, 2/1/2017	480,000	513,773
New York, NY, Core City General Obligation, Transitional Finance Authority, Future Tax Secured, Series C, 5.375%, 2/1/2017	1,500,000	1,600,365
New York, NY, General Obligation:
Series H, Prerefunded, 5.125%, 8/1/2018 (a)	335,000	340,156
Series H, 5.125%, 8/1/2018 (a)	3,070,000	3,112,028
Series C-1, 5.25%, 8/15/2018	3,525,000	3,757,121
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	2,000,000	1,876,340
New York, NY, Project Revenue, Industrial Development Agency, YMCA Greater Project:
5.8%, 8/1/2016	965,000	999,750
5.85%, 8/1/2008	600,000	603,678
New York, NY, Transportation/Tolls Revenue, Thruway Authority, Series A, 5.0%, 3/15/2021 (a)	2,000,000	2,065,600
New York, NY, Water & Sewer Revenue, Municipal Water Finance Authority, Series D, Zero Coupon, 6/15/2017	5,000,000	3,467,850
Niagara County, NY, General Obligation, 7.1%, 2/15/2011 (a)	500,000	556,725
Niagara County, NY, Industrial Development Revenue, Industrial Development Agency, Series D, 5.55%, 11/15/2024	3,760,000	3,690,478
Niagara Falls, NY, Other General Obligation, Water Treatment Plant, AMT, 7.25%, 11/1/2011 (a)	215,000	245,442
Niagara Falls, NY, Transportation/Tolls Revenue, Bridge Commission, 5.25%, 10/1/2015 (a)	10,720,000	11,381,960
North Babylon, NY, School District General Obligation, Unified Free School District, 5.25%, 1/15/2016 (a)	1,605,000	1,679,231
Oneida-Herkimer, NY, Resource Recovery Revenue, Solid Waste Management Authority:
5.5%, 4/1/2013 (a)	500,000	549,010
5.5%, 4/1/2014 (a)	1,000,000	1,108,310
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project:
5.625%, 1/1/2018	2,000,000	1,928,180
5.7%, 1/1/2028	3,250,000	2,896,497
Shenendehowa, NY, School District General Obligation, Central School District, Clifton Park:
6.85%, 6/15/2008 (a)	350,000	350,718
6.85%, 6/15/2009 (a)	350,000	367,679

		284,614,368
Puerto Rico 10.8%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	3,000,000	3,179,130
Commonwealth of Puerto Rico, General Obligation, Series A, 5.5%, 7/1/2020 (a)	6,750,000	7,227,225
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,495,196
Commonwealth of Puerto Rico, Highway & Transportation Authority Revenue:
Series K, 5.0%, 7/1/2017	2,000,000	2,015,340
Series AA, 5.5%, 7/1/2016 (a)	2,410,000	2,526,789
Commonwealth of Puerto Rico, Public Improvement, Series A, 5.5%, 7/1/2017 (a)	6,000,000	6,274,620

Puerto Rico, Electric Power Authority Revenue, 6.0%, 7/1/2012 (a)	4,020,000	4,373,880
Puerto Rico, Municipal Finance Agency, Series A, 5.25%, 8/1/2024	2,500,000	2,508,700
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority, Series Z, 6.0%, 7/1/2018 (a)	2,750,000	3,174,270
Puerto Rico, State General Obligation, Public Improvements, 5.5%, 7/1/2013 (a)	5,000,000	5,227,149

		38,002,299

Total Municipal Bonds and Notes (Cost $309,679,863)		322,616,667
Municipal Inverse Floating Rate Notes (c) 21.1%
New York 18.7%
Long Island, NY, Power Authority, Electric System Revenue, Series D, 5.0% , 9/01/2023 (a) (d)	10,000,000	10,417,900
Trust: Long Island, NY, Power Authority, Electric System Revenue, Series 1914, 144A, 13.1%, 9/1/2023, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, Mental Health Services, Series B, 6.0%, 8/15/2016 (a) (d)	2,220,000	2,520,466
Trust: New York, State Dormitory Authority Revenues Residual Certificates, Series 310, 144A, 10.015%, 8/15/2016, Leverage Factor at purchase date: 2 to 1
New York, State Thruway Authority, Highway and Bridge Trust Fund, Series B, 5.0%, 4/01/2019 (a) (d)	10,000,000	10,682,950
Trust: New York, State Thruway Authority, Highway and Bridge Trust Fund, Series 1071-1, 144A, 7.93%, 4/1/2019, Leverage Factor at purchase date: 2 to 1
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series B, 5.0%, 3/15/2023 (d)	9,900,000	10,499,049
Trust: New York, State Urban Development Corp. Revenue, Series 2887, 144A, 14.06%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York & New Jersey Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2027 (a) (d)	10,000,000	9,926,000
Trust: New York & New Jersey Port Authority, Series 2232, 144A, AMT, 29.3%, 10/15/2027, Leverage Factor at purchase date: 10 to 1
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.0%, 11/1/2023 (d)	10,000,000	10,597,360
Trust: New York City, DFA Municipal Trust, Various States, Transitional Finance Authority, Series 3000, 144A, 17.6%, 11/1/2023, Leverage Factor at purchase date: 5 to 1
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series D, 5.5%, 6/15/2016 (a) (d)	10,000,000	10,778,500
Trust: New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, RITES-PA 838, 144A, 9.17%, 6/15/2016, Leverage Factor at purchase date: 2 to 1

		65,422,225
Puerto Rico 2.4%
Puerto Rico, Electric Power Authority Revenue, Series UU, 2.327% **, 7/1/2029 (a) (d)	10,000,000	8,500,000
Trust: Puerto Rico, Electric Power Authority Revenue, Series 1830, 144A, 3.653%, 7/1/2029, Leverage Factor at purchase date: 4 to 1

Total Municipal Inverse Floating Rate Notes (Cost $74,929,044)		73,922,225
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $384,608,907) †	113.1	396,538,892
Other Assets and Liabilities, Net	(13.1)	(46,029,318)

Net Assets	100.0	350,509,574

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of May 31, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of May 31, 2008.

†

The cost for federal income tax purposes was $384,082,066. At May 31, 2008, net unrealized appreciation for all securities based on tax cost was $12,456,826. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,976,672 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,519,846.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Financial Group, Inc.	12.3
	Financial Guaranty Insurance Company	17.0
	Financial Security Assurance, Inc.	12.8
	MBIA Corp.	18.6
(b)	At May 31, 2008, this security has been pledged, in whole or in part, to cover collateral for open interest rate swaps.
(c)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(d)	Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At May 31, 2008, open interest rate swaps were as follows:
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

11/18/2008 11/18/2023	5,400,000[1]	Fixed —5.261%	Floating — LIBOR	(185,902)
5/30/2008 5/30/2025	4,700,000[2]	Fixed — 4.947%	Floating — LIBOR	18,739
9/29/2008 9/29/2027	4,400,000[2]	Fixed — 5.555%	Floating — LIBOR	(291,131)

Total net unrealized depreciation on open interest rate swaps				(458,294)

Counterparties:
[1]	Goldman Sachs & Co.
[2]	JPMorgan Chase
LIBOR: Represents the London InterBank Offered Rate.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS New York Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	July 21, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        July 21, 2008